UNAUDITED CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Income Statement [Abstract]
General and administrative expenses	$ 167,925			$ 303,472
Loss from operations	(167,925)			(303,472)
Other income
Interest earned on investment held in Trust Account	519,818			658,994
Net income before income taxes	351,893			355,522
Income taxes provision	(103,784)			(127,633)
Net loss	$ 248,109			$ 227,889
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	11,500,000			6,779,412
Basic and diluted net income per share, common stock subject to possible redemption	$ 0.02			$ 0.02
Basic and diluted weighted average shares outstanding, common stock	3,218,499			2,917,843
Basic and diluted net loss per share, common stock	$ 0.02			$ 0.02